Discontinued operations and assets and liabilities of disposal groups	12 Months Ended
Dec. 31, 2017
Discontinued operations and assets and liabilities of disposal groups
Discontinued operations and assets and liabilities of disposal groups

18 Discontinued operations and assets and liabilities of disposal groups

(a) Profit/(loss) from discontinued operations, net of tax

	2017	2016	2015
	£m	£m	£m
Citizens
Interest receivable	—	—	1,433
Interest payable	—	—	(144)

Net interest income	—	—	1,289
Non-interest income	—	—	615

Total income	—	—	1,904
Operating expenses	—	—	(1,181)

Profit before impairment losses	—	—	723
Impairment losses	—	—	(103)

Operating profit before tax	—	—	620
Tax charge	—	—	(212)

Profit after tax	—	—	408
Provision for gain on disposal of subsidiary	—	—	10
Gain on disposal of subsidiary	—	—	1,147
Provision for loss on disposal of interest in associate	—	—	(130)
Gain on disposal of interest in associate	—	—	90

Profit from Citizens discontinued operation, net of tax	—	—	1,525

Other
Profit from other discontinued operations, net of tax	—	—	16

Total profit from discontinued operations, net of tax	—	—	1,541

RBS sold the final tranche of its interest in Citizens Financial Group, Inc (Citizens) during October 2015.  Consequently, Citizens was classified as a disposal group at 31 December 2014 and presented as a discontinued operation until October 2015. From 3 August 2015 until the final tranche was sold in October 2015, Citizens was an associated undertaking.

The gain on disposal in 2015 in relation to Citizens comprised £248 million on the derecognition of assets and liabilities, and £989 million in respect of reserves reclassified in accordance with IFRS.

There was no profit from discontinued operations attributable to non-controlling interests (2016 - nil; 2015 - £334 million).

(b) Operating cash flows attributable to discontinued operations

Included within the Group’s cash flows are the following amounts attributable to discontinued operations:

	2017	2016	2015
	£m	£m	£m
Net cash flows from operating activities	—	—	(57)
Net cash flows from investing activities	—	—	(6)
Net cash flows from financing activities	—	—	10
Net decrease in cash and cash equivalents	—	—	(58)

(c) Assets and liabilities of disposal groups

	2017	2016
	£m	£m
Assets of disposal groups
Loans and advances to banks	10	13
Property, plant and equipment	185	—

	195	13

Liabilities of disposal groups
Other liabilities	10	15

	10	15